Non-controlling Interests - Summary of Non-controlling Interests in Subsidiaries (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Beginning balance	$ (910,135)
Non-controlling interest's share of loss	(326,461)	$ (16,924)
Ending balance	(1,237,174)	(910,135)
Oyu Tolgoi [member]
Disclosure of subsidiaries [line items]
Beginning balance	(910,135)	(893,211)
Non-controlling interest's share of loss	(326,461)	(16,924)
Common share investments funded on behalf of non-controlling interest	219,300	175,100
Funded amounts repayable to the Company	(219,300)	(175,100)
Ending balance	(1,237,174)	(910,135)
Oyu Tolgoi [member] | Impact of change in accounting policy
Disclosure of subsidiaries [line items]
Beginning balance	(578)
Ending balance		(578)
Oyu Tolgoi [member] | As Restated [Member]
Disclosure of subsidiaries [line items]
Beginning balance	$ (910,713)	(893,211)
Ending balance		$ (910,713)